Subsequent Event (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2014	Feb. 03, 2015	Jan. 02, 2015
Mr. Yu Ansheng [Member]
Number of owned shares during period	61,260,000
Mr. Yu Ansheng [Member] | Subsequent Event [Member]
Percentage of ownership		100.00%
Mr. Sui On Shum [Member]
Number of owned shares during period	20,420,000
Mr. Sui On Shum [Member] | Subsequent Event [Member]
Percentage of ownership			100.00%